Income Taxes - Effective Income Tax Rate on Earnings from Continuing Operations (Detail)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%	35.00%
State and local income taxes, net of U.S. federal income tax effect		20.40%	29.90%	93.70%
Tax settlements and refund claims, including interest			3.50%	(295.20%)
Reserve adjustments		21.50%	0.80%	(0.60%)
Valuation allowance adjustments		98.40%	(44.00%)	(146.30%)
Unregistered stock rescission		1.70%	3.30%	13.80%
Non-deductible convertible debt interest		21.50%	31.60%	124.50%
Deferred net operating loss to additional paid in capital		23.00%	2.10%
Research credits		(75.30%)
Benefit of manufacturing deductions		(9.50%)
Other, net		6.50%	5.30%	(6.20%)
Effective income tax rate		143.20%	67.50%	(181.30%)